SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets

a.Other current assets:

	December 31,
	2021	2020

Governmental authorities	$3,727	$7,215
Prepaid expenses	5,857	5,654
Deferred charges	1,600	1,162
Advance payments to suppliers	1,279	1,643
Other	2,144	963

	$14,607	$16,637

Schedule of Other Current Liabilities	b.Other current liabilities:
Payroll and related employee accruals	$11,588	$10,512
Governmental authorities	988	639
Deferred rent income	617	2,065
Other	146	106

	$13,339	$13,322

Schedule of Long-Term Loans	c.Long-term loan:
		Interest rate for			December 31,
	Linkage	2021	2020	Maturity	2021	2020
		%

Loan from bank:
	U.S. dollars	-	4.77	2021	$-	$4,000

Less - current maturities					-	4,000

					$-	$-

Schedule of Other Long-Term Liabilities	d.Other long-term liabilities:
	December 31,
	2021	2020

Long-term deferred rent	$-	$521
Other	120	110

	$120	$631